INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of December 31, 2018
		Gross		Net
	Amortization	carrying	Accumulated	carrying
RMB	period	amount	amortization	amount
Trademarks	5 years	8,564,505	(1,427,418)	7,137,087
Domain name	5 years	3,484,000	(2,903,333)	580,667
Total		12,048,505	(4,330,751)	7,717,754

	As of December 31, 2019
		Gross		Net
	Amortization	carrying	Accumulated	carrying
RMB	period	amount	amortization	amount
Trademarks	5-10 years	8,911,271	(3,193,738)	5,717,533
Domain name	5-10 years	3,821,474	(3,517,748)	303,726
License	10 years	1,943,396	(184,906)	1,758,490
Total		14,676,141	(6,896,392)	7,779,749

Summary of amortization expenses on intangible assets

Amortization expense on intangible assets was allocated to the following expense items:

	For the Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cost of revenues	—	—	184,906
General and administrative expenses	696,800	2,072,389	2,336,803

Total amortization expense	696,800	2,072,389	2,521,709